Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventory
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Finished goods	867,446	793,470	580,786